Prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other non-current assets
Refundable lease deposits	¥ 4,739		¥ 6,109
Prepayments to vendors and content providers	2,039		47,333
Interest receivables			74,656
Others	2,065		164
Total	¥ 8,843	$ 1,265	¥ 128,262